Inventories, Net - Schedule of Inventory Write-Down (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Inventory Write-Down [Abstract]
Balance at beginning of the year presented	$ (12,288)	$ (4,749)
Write-down provided during the year		(7,594)
Write offs during the year	12,378
Foreign currency translation adjustment	(90)	55
Balance at end of the year presented		$ (12,288)